INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

		Capitalized			Technology,	Other
(amounts in millions)		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3
Additions – internal development	—	87.1	—	—	39.3	—	126.4
Business combinations (Note 3)	35.8	—	(11.8)	—	3.0	—	27.0
Amortization	—	(31.1)	(44.4)	(16.1)	(29.5)	(1.8)	(122.9)
Impairment reversal – net	—	6.3	—	—	—	—	6.3
Transfers and others	—	(3.7)	(1.3)	—	(0.9)	0.4	(5.5)
Foreign currency exchange differences	163.2	1.7	36.8	6.7	14.0	0.8	223.2
Net book value as at March 31, 2023	$2,663.3	$294.7	$554.3	$253.4	$269.6	$15.5	$4,050.8
Additions – internal development	—	114.5	—	—	24.6	—	139.1
Additions – acquired separately	—	—	—	8.8	—	—	8.8
Disposal of discontinued operations (Note 2)	(120.4)	(39.1)	(1.5)	—	(5.2)	(1.8)	(168.0)
Amortization	—	(37.7)	(42.9)	(15.8)	(30.5)	(2.5)	(129.4)
Impairment	(568.0)	(38.8)	(2.6)	—	(4.2)	(2.7)	(616.3)
Transfers and others	—	(6.5)	—	(0.3)	(0.9)	—	(7.7)
Foreign currency exchange differences	(3.6)	0.1	(2.1)	0.2	—	—	(5.4)
Net book value as at March 31, 2024	$1,971.3	$287.2	$505.2	$246.3	$253.4	$8.5	$3,271.9

		Capitalized			Technology,	Other
		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Cost	$2,699.7	$573.3	$829.6	$320.9	$513.2	$54.0	$4,990.7
Accumulated amortization and impairment	(36.4)	(278.6)	(275.3)	(67.5)	(243.6)	(38.5)	(939.9)
Net book value as at March 31, 2023	$2,663.3	$294.7	$554.3	$253.4	$269.6	$15.5	$4,050.8
Cost	$2,539.3	$535.5	$781.8	$329.2	$499.8	$37.3	$4,722.9
Accumulated amortization and impairment	(568.0)	(248.3)	(276.6)	(82.9)	(246.4)	(28.8)	(1,451.0)
Net book value as at March 31, 2024	$1,971.3	$287.2	$505.2	$246.3	$253.4	$8.5	$3,271.9

During the year ended March 31, 2024, amortization of $92.3 million (2023 – $89.6 million) has been recorded in cost of sales, $32.8 million (2023 – $24.5 million) in research and development expenses, $0.2 million (2023 – nil) in selling, general and administrative expenses and $4.1 million (2023 – $8.8 million) in net income from discontinued operations.
Goodwill
The carrying amount of goodwill allocated to the Company's CGUs per operating segment is as follows:

		Defense	Discontinued
	Civil Aviation	and Security	operations	Total
Net book value as at March 31, 2022	$1,046.8	$1,305.8	$111.7	$2,464.3
Business combinations (Note 3)	25.6	10.2	—	35.8
Foreign currency exchange differences	53.2	101.3	8.7	163.2
Net book value as at March 31, 2023	$1,125.6	$1,417.3	$120.4	$2,663.3
Disposal of discontinued operations (Note 2)	—	—	(120.4)	(120.4)
Impairment	—	(568.0)	—	(568.0)
Foreign currency exchange differences	(4.8)	1.2	—	(3.6)
Net book value as at March 31, 2024	$1,120.8	$850.5	$—	$1,971.3

Goodwill is allocated to CGUs or a group of CGUs, which generally corresponds to the Company’s operating segments or one level below.

The Company performed its annual impairment test for goodwill during the fourth quarter of fiscal 2024. The Company determined the recoverable amount of each of its CGUs based on fair value less costs of disposal calculations using a discounted cash flow model. The recoverable amount of each CGU is calculated using estimated cash flows derived from the Company's five-year strategic plan as approved by the Board of Directors. The cash flows are based on expectations of market growth, industry reports and trends, and past performance. Cash flows subsequent to the five‑year period were extrapolated using a constant terminal value growth rate of 2%, which is consistent with forecasts included in industry reports specific to the industry in which each CGU operates. The discount rates used to calculate the recoverable amounts reflect each CGUs’ specific risks and market conditions, including the market view of risk for each CGU, and range from 9.0% to 10.9%.

In fiscal 2024, the assumptions used in determining the recoverable amount of the Defense and Security CGU using the discounted cash flow model, including expected revenue growth, margin projections and the discount rate, were impacted by the general economic headwinds and the re-baselining of the Defense and Security business resulting in the delayed recovery and growth of the CGU. As a result of the impairment test performed, the Company recorded a goodwill impairment charge of $568.0 million. The recoverable amount of the Defense and Security CGU after the impairment, based on the fair value less costs of disposal calculation, was $2.1 billion.

Variations in the Company assumptions and estimates, particularly in the expected revenue growth, margin projections and the discount rate could have a significant impact on fair value. For the Defense and Security CGU, a decrease of 1% in expected revenue growth would have resulted in an additional impairment of approximately $85 million, a decrease of 1% in margin projections would have resulted in an additional impairment of approximately $190 million, and an increase of 1% in the discount rate of 10.9% would have resulted in an additional impairment of approximately $245 million.

No impairment charge was identified for the CGUs included in the Civil Aviation segment. A decrease of 1% in expected revenue growth, a decrease of 1% in margin projections, or an increase of 1% in the discount rate would not have resulted in an impairment charge for any of the Civil Aviation CGUs.